Offerings - Offering: 1	Mar. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	9,481,123
Proposed Maximum Offering Price per Unit	0.38
Maximum Aggregate Offering Price	$ 3,602,826.74
Amount of Registration Fee	$ 497.55
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended. Given that there is no proposed maximum offering price per share of common stock, the Registrant calculated the proposed maximum aggregate offering price, by analogy to Rule 457(f)(2), based on the book value of the common stock the Registrant registers, which is calculated from the Registrant's balance sheet as of October 31, 2025. Given that the Registrant's shares of common stock are not traded on an exchange or over-the-counter, the Registrant did not use the market prices of its common stock in accordance with Rule 457(c).